Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 2,044,976	$ 4,072,339	$ 2,902,762
Accounts receivable	53,083	8,650	40,585
Other receivables	12,589	41,307
Prepaid expenses	235,382	257,169	106,390
Inventory	268,413	22,353	56,340
Total current assets	2,614,443	4,401,818	3,106,077
Non-current
Property, plant and equipment, net	12,681	12,817	7,122
Operating lease right-of-use assets, net	1,667,151	1,158,776	1,317,830
Intangible assets, net	52,445,606	52,866,192	42,278,211
Prepaid royalties, non-current	339,091	339,091	344,321
Deposits	30,000	30,000	30,000
Goodwill	7,190,656	7,190,656
Total non-current assets	61,685,185	61,597,532	43,977,484
Total assets	64,299,628	65,999,350	47,083,561
Current
Accounts payable and accrued expenses	617,041	1,596,147	478,103
Notes payable	241,392	127,798
Due to related parties	223,661	1,132,634
Operating lease obligations	418,330	277,142	243,292
Total current liabilities	1,500,424	3,133,721	721,395
Non-current
Operating lease obligations, net of current portion	1,248,821	881,634	1,074,538
Notes payable, net of current portion		469,252
Convertible notes	842,946	26,065
Derivative liabilities	4,423,725	2,485,346
Contingent liabilities	14,935,000	11,313,000
Total non-current liabilities	21,450,492	15,175,297	1,074,538
Total liabilities	22,950,916	18,309,018	1,795,933
Commitments and contingencies (Note 10)
Stockholders’ equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized, no shares issued and outstanding as of June 30, 2022 and December 31, 2021
Common stock, par value $0.001, 18,750,000 shares authorized, issued and outstanding shares - 10,207,212 and 10,132,212 at June 30, 2022 and December 31, 2021, respectively	10,207	10,132	8,982
Additional paid-in capital	102,210,937	95,503,763	82,104,280
Accumulated deficit	(60,872,432)	(47,823,563)	(36,825,634)
Total stockholders’ equity	41,348,712	47,690,332	45,287,628
Total liabilities and stockholders’ equity	$ 64,299,628	$ 65,999,350	$ 47,083,561